Income Taxes (As Restated) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2023	2022	2021
United States	$(30,355)	$(92,360)	$(54,414)
Foreign	2,720	(7,050)	(1,170)
Total loss before income taxes	$(27,635)	$(99,410)	$(55,584)

Schedule of provision for (benefit from) income taxes

The following table summarizes income tax (expense) benefit (in thousands):

	Year Ended December 31,
	2023	2022	2021
Current:
United States
Federal	$—	$—	$—
State	(161)	(87)	(33)
Foreign	(850)	(372)	(340)
Total current income tax provision	(1,011)	(459)	(373)
Deferred
United States
Federal	—	10	5
State	—	13	(6)
Foreign	292	272	410
Total deferred income tax benefit	292	295	409
Total income tax (expense) benefit	$(719)	$(164)	$36

Schedule of reconciliation of the federal statutory income tax rate to the effective tax rate

	Year Ended December 31,
	2023	2022	2021
Federal statutory income tax rate	21.0%	21.0%	21.0%
Non-deductible executive compensation	(2.6)%	—%	—%
State taxes, net of federal benefit	(0.3)%	2.8%	6.6%
Tax credits	4.9%	1.3%	2.1%
Stock-based compensation	(1.6)%	(2.4)%	7.7%
Permanent items	(0.6)%	(0.3)%	(1.9)%
Deferred tax rate change	—%	—%	0.2%
Change in valuation allowance	(24.3)%	(20.8)%	(35.2)%
Impairment of goodwill	—%	(1.6)%	—%
Other	0.9%	(0.2)%	(0.4)%
Effective income tax rate	(2.6)%	(0.2)%	0.1%

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$77,731	$77,689
Tax credits	8,645	7,303
Deferred revenue	2,499	2,385
Amortization	727	847
Stock-based compensation	3,186	2,773
Inventory	1,391	1,507
Capitalized R&D Costs	9,353	5,743
Lease liability	9,948	10,856
Other deferred tax assets	2,357	1,536
Total deferred tax assets	115,837	110,639
Less: valuation allowances	(110,082)	(103,372)
Net deferred tax assets	5,755	7,267
Deferred tax liabilities:
Right-of-Use Assets	(4,372)	(5,219)
Depreciation	(1,307)	(1,756)
Amortization acquired intangibles	(1,253)	(1,570)
Other deferred tax liabilities	—	(189)
Net deferred tax (liability) asset	(1,177)	(1,467)

Summary of Valuation Allowance

The Company’s change in its valuation allowance account related to deferred tax assets was as follows (in thousands):

	2023	2022
Balance at December 31 of prior year	$103,372	$82,654
Change in valuation allowance	6,710	20,718
Balance at December 31	$110,082	$103,372